Shareholder Report, Average Annual Return (Details)	12 Months Ended	53 Months Ended	60 Months Ended	88 Months Ended	92 Months Ended	111 Months Ended	120 Months Ended
	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025	Aug. 31, 2025
C000151917
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000201707
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000169918
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000226253
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000226252
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
C000201713
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class P
C000196984
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000144475
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Institutional Shares
Without Sales Load [Member] | C000151917
Average Annual Return [Line Items]
Average Annual Return, Percent	13.84%		11.60%				10.96%
Without Sales Load [Member] | C000201707
Average Annual Return [Line Items]
Average Annual Return, Percent	5.63%		7.32%	7.56%
Without Sales Load [Member] | C000169918
Average Annual Return [Line Items]
Average Annual Return, Percent	5.37%		7.25%			7.24%
Without Sales Load [Member] | C000226253
Average Annual Return [Line Items]
Average Annual Return, Percent	3.71%	2.10%
Without Sales Load [Member] | C000226252
Average Annual Return [Line Items]
Average Annual Return, Percent	3.70%	2.07%
Without Sales Load [Member] | C000201713
Average Annual Return [Line Items]
Average Annual Return, Percent	3.67%		4.80%	3.99%
Without Sales Load [Member] | C000196984
Average Annual Return [Line Items]
Average Annual Return, Percent	3.67%		4.80%		3.77%
Without Sales Load [Member] | C000144475
Average Annual Return [Line Items]
Average Annual Return, Percent	3.61%		4.78%				3.14%
Goldman Sachs Index: MSCI ACWI IMI Index (Net, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI Index (Net, USD, Unhedged)
Average Annual Return, Percent	15.50%		11.83%				10.83%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.88%		14.73%	14.38%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.88%		14.73%			14.88%
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.11%)
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%	(0.11%)
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.88%		14.73%	14.38%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.88%		14.73%		14.05%
Goldman Sachs Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="inset: 1.5px 0px 4px; box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center; text-align-last: auto; white-space-collapse: preserve-breaks;">®</sup> Index
Average Annual Return, Percent	15.88%		14.73%				14.59%
Goldman Sachs Index: MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI ACWI IMI (Net, USD, 50% Non-U.S. Developed Hedged to USD)
Average Annual Return, Percent	15.44%		12.43%				11.23%
Goldman Sachs Index: Strategic Factor Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategic Factor Allocation Composite Index
Average Annual Return, Percent	9.52%		7.00%	8.24%
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%		(0.68%)	1.80%
Goldman Sachs Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	3.14%		(0.68%)			1.56%
Goldman Sachs Index: Strategic Factor Allocation Composite Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Strategic Factor Allocation Composite Index
Average Annual Return, Percent	9.52%		7.00%			8.30%
Goldman Sachs Index: Bloomberg 1-5 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Treasury Index
Average Annual Return, Percent	4.44%	1.25%
Goldman Sachs Index: Bloomberg 1-5 Year U.S. Treasury Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 1-5 Year U.S. Treasury Index
Average Annual Return, Percent	4.44%	1.25%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	4.49%		2.91%	2.56%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	4.49%		2.91%		2.52%
Goldman Sachs Index: ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	ICE BofA 3-Month U.S. Treasury Bill Index (Total Return, USD, Unhedged)
Average Annual Return, Percent	4.49%		2.91%				2.05%